Acquisition And Disposition Activity (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Branch Closure Costs

(Dollars in thousands, except per share data)	2012

Employee termination	$477
Lease and contract termination	20
Property and equipment impairment	2,743
Accelerated depreciation	576

Total	$3,816

Florida Gulf Bancorp, Inc. [Member]
Schedule Of Business Acquisitions By Acquisition, Equity Interest Issued Or Issuable

(Dollars in thousands)	Number of Shares	Amount
Equity Consideration
Common Stock issued	754,334	$37,210
Options issued	32,863	651

Total Equity Consideration		37,861

Non-Equity Consideration
Change in Control Payments		1,342
Cash		4,625
Contingent Consideration		1,511

Total Non-Equity Consideration		7,478

Total Consideration Paid		45,339
Fair Value of Net Assets Assumed including Identifiable Intangible Assets		(12,919)

Goodwill		$32,420

Schedule Of Business Acquisitions, By Acquisition

(Dollars in thousands)	As Acquired	Preliminary Fair Value Adjustments		As recorded by IBERIABANK
Assets
Cash and cash equivalents	$37,050	$—		$37,050
Investment securities	57,162	(321	)(1)	56,841
Loans	244,485	(28,734	)(2)	215,751
Other real estate owned	770	(216	)(3)	554
Deferred tax asset	1,446	11,454	(4)	12,900
Other assets	19,871	(3,301	)(5)	16,570

Total Assets	$360,784	$(21,118)		$339,666

Liabilities
Interest-bearing deposits	228,050	405	(6)	228,455
Noninterest-bearing deposits	57,578	—		57,578
Borrowings	39,188	1,039	(7)	40,227
Other liabilities	487	—		487

Total Liabilities	$325,303	$1,444		$326,747

Explanation of Certain Fair Value Adjustments

(1)	The adjustment represents the write down of the book value of Florida Gulf’s investments to their estimated fair value based on fair values on the date of acquisition.
(2)	The adjustment represents the write down of the book value of Florida Gulf’s loans to their estimated fair value based on current interest rates and expected cash flows which includes estimates of expected credit losses inherent in the portfolio.
(3)	The adjustment represents the write down of the book value of Florida Gulf’s OREO properties to their estimated fair value at the acquisition date based on their appraised value, as adjusted for costs to sell.
(4)	The adjustment represents the deferred tax asset recognized on the fair value adjustments of Florida Gulf’s acquired assets and assumed liabilities.
(5)	The adjustment represents the write down of the book value of Florida Gulf’s property, equipment, and other assets to their estimated fair value at the acquisition date based on their appraised value.
(6)	The adjustment is necessary because the weighted average interest rate of Florida Gulf’s CDs exceeded the cost of similar funding at the time of acquisition. The fair value adjustment will be amortized to reduce interest expense over the life of the portfolio, which is estimated at 60 months.
(7)	The adjustment is necessary because the interest rate of Florida Gulf’s fixed rate borrowings exceeded current interest rates on similar borrowings.

Supplemental Pro Forma Information

(Dollars in thousands, except per share data)	2012	2011

Interest and noninterest income	$630,776	$568,689
Net income	77,372	54,800
Earnings per share - basic	2.59	1.87
Earnings per share - diluted	2.58	1.86

Cameron Bancshares, Inc. [Member]
Schedule Of Business Acquisitions, By Acquisition

(Dollars in thousands)	OMNI	Cameron	Florida Trust Company	Total

Assets
Cash and cash equivalents	$54,683	$29,191	$—	$83,874
Investment securities	91,019	223,685	—	314,704
Loans	441,447	382,074	—	823,521
Other real estate owned	16,253	395	—	16,648
Core deposit intangible	829	5,178	—	6,007
Deferred tax asset	33,625	11,116	—	44,741
Other assets	43,641	38,582	1,348	83,571

Total Assets	$681,497	$690,221	$1,348	$1,373,066

Liabilities
Interest-bearing deposits	506,427	402,908	—	909,335
Noninterest-bearing deposits	129,181	164,363	—	293,544
Borrowings	58,364	49,002	—	107,366
Other liabilities	4,874	2,124	—	6,998

Total Liabilities	$698,846	$618,397	$—	$1,317,243